Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of comprehensive income
Profit/(loss) for the year	£ 2,069	£ (867)	£ (1,206)
Items that do not qualify for reclassification
Loss on remeasurement of retirement benefit schemes	(22)	(1,030)	(167)
Tax	8	320	328
Total - Items that do not qualify for reclassification	(14)	(710)	161
Items that do qualify for reclassification
Available-for-sale financial assets	(312)	284	(11)
Cash flow hedges		2	2
Currency translation	(805)	862	(326)
Tax	5	20	3
Total - Items that do qualify for reclassification	(1,112)	1,168	(332)
Other comprehensive (loss)/income after tax	(1,126)	458	(171)
Total comprehensive income/(loss) for the year	943	(409)	(1,377)
Attributable to:
Non-controlling interests	4	73	(24)
Ordinary shareholders	939	(482)	(1,353)
Total comprehensive income/(loss) for the year	£ 943	£ (409)	£ (1,377)